Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Additional information (Details) (Vessel Raiatea, USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Vessel Raiatea
Price per Vessel	$ 53,000
Delivery Date	April 24, 2014